Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2007	Mar. 31, 2008
Debt Instrument [Line Items]
FHLB advance amortization period, in years, minimum	2 years
FHLB advance amortization period, in years, maximum	20 years
Weighted average advance rate on FHLB advances	3.24%	3.95%
Line of credit facility, maximum borrowing capacity	$ 155,000,000
Junior subordinated debt	111,862,000	111,862,000
Debentures maturity term, years	30 years
Debentures earliest call date, years	5 years
Debentures earliest call date, quarterly	60 months
Issuance completed 2007 [Member]
Debt Instrument [Line Items]
Junior subordinated debt			25,800,000
Statutory Trust I, 3 Month LIBOR Plus 3.25% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,310,000	10,310,000
Statutory Trust I, 3 Month LIBOR Plus 3.25% [Member] | Issuance completed 2002 [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,300,000	10,300,000
Statutory Trust II, 3 Month LIBOR Plus 3.15% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,310,000	10,310,000
Statutory Trust II, 3 Month LIBOR Plus 3.15% [Member] | Issuance Completed 2003 [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,300,000	10,300,000
Statutory Trust III, 3 Month LIBOR Plus 2.00% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,310,000	10,310,000
Statutory Trust III, 3 Month LIBOR Plus 2.00% [Member] | Issuance completed 2004 [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,300,000	10,300,000
Statutory Trust V, 3 Month LIBOR Plus 1.435% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,310,000	10,310,000
Statutory Trust V, 3 Month LIBOR Plus 1.435% [Member] | Issuance completed 2007 [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,300,000	10,300,000
Statutory Trust IV, 3 Month LIBOR Plus 1.60% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	15,464,000	15,464,000
Statutory Trust IV, 3 Month LIBOR Plus 1.60% [Member] | Issuance completed 2006 [Member]
Debt Instrument [Line Items]
Junior subordinated debt	15,500,000	15,500,000
American Horizons Statutory Trust I, 3 Month LIBOR Plus 3.15% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	6,186,000	6,186,000
American Horizons Statutory Trust I, 3 Month LIBOR Plus 3.15% [Member] | Issuance Completed 2003 [Member]
Debt Instrument [Line Items]
Junior subordinated debt	6,200,000	6,200,000
Statutory Trust VIII, 3 Month LIBOR Plus 3.50% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	7,217,000	7,217,000
Statutory Trust VIII, 3 Month LIBOR Plus 3.50% [Member] | Issuance completed 2008 [Member]
Debt Instrument [Line Items]
Junior subordinated debt				7,200,000
OMNI Trust I, 3 Month LIBOR Plus 3.30% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	8,248,000	8,248,000
OMNI Trust I, 3 Month LIBOR Plus 3.30% [Member] | Issuance completed 2011[Member]
Debt Instrument [Line Items]
Junior subordinated debt	8,200,000	8,200,000
OMNI Trust II, 3 Month LIBOR Plus 2.79% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	7,732,000	7,732,000
OMNI Trust II, 3 Month LIBOR Plus 2.79% [Member] | Issuance completed 2011[Member]
Debt Instrument [Line Items]
Junior subordinated debt	7,700,000	7,700,000
Blanket Floating Lien [Member]
Debt Instrument [Line Items]
Additional advances available from FHLB	2,800,000,000
Pledge of Investment Securities [Member]
Debt Instrument [Line Items]
Additional advances available from FHLB	$ 736,300,000